CHANGE IN YEAR END FOR FINANCIAL REPORTING PURPOSES (Tables)	9 Months Ended
Dec. 31, 2012
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	For the Nine Months Ended December 31,
		(Unaudited)
	2012	2011
Plant operating revenues	$8,599,859	$4,735,026
Plant operating expenses	(7,310,808)	(8,058,784)
Net income (loss) from plant operations	1,289,051	(3,323,758)
Other expenses (income)	3,204,718	5,311,973
Net loss before accumulated change	(1,915,667)	(8,635,731)
Accumulated effect on prior period application of capitalization policy	-	262,305
Net loss	(1,915,667)	(8,373,426)
Net loss attributable to the non-controlling interests	600,823	3,795,020
Net Loss attributable to U.S. Geothermal Inc.	(1,314,844)	(4,578,406)
Other Comprehensive Loss	(26,946)	(117,539)
Comprehensive Loss Attributable to U.S. Geothermal Inc.	$(1,341,790)	$(4,695,945)

Basic and Diluted Net Loss Per Share Attributable to U.S. Geothermal Inc.	$(0.01)	$(0.05)

Weighted Average Number of Shares Outstanding for Basic and Diluted Calculations	88,783,972	84,867,822